Schedule of Future Payments Under Note Payable Obligations (Details)	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 668,105
2022	3,104
2023	3,175
2024	3,296
2025	3,422
Thereafter	136,417
Notes payable	$ 817,519